Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) class Loan year
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	30.00%
Automatic deferral rate, annual increase	1.00%
Participant compensation matched, percentage	5.00%
Maximum contribution to Amgen stock, percentage	20.00%
Vesting period	3 years
Maximum vesting age | year	65
Break in service period	5 years
Number of asset classes | class	7
Cash installment period	10 years
Involuntary cash-out limit	$ 1,000
Maximum number of loans outstanding | Loan	2
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing amount	$ 50,000
Basis spread on variable rate	1.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	20 years
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%